ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)				12 Months Ended
	Jun. 27, 2025	Nov. 14, 2024	Oct. 23, 2024	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2024	Mar. 27, 2026	Mar. 26, 2026
Date of incorporation				Jul. 08, 2021
Ordinary shares, par value	$ 0.0001					$ 2	[1]		$ 0.01	$ 0.0001
Share price post share consolidation	$ 0.002
Gross proceeds						$ 5,368,773
Number of redeemed aggregate shares	15,436,000
Number of redeemed aggregate post share consolidation	773
Common Class A [Member]
Ordinary shares, par value	$ 0.0001			$ 0.002	[1]
Share price post share consolidation	0.002
Share price	$ 0.0001
Authorized but unissued ordinary shares	50,000,000
Authorized but unissued ordinary shares post share consolidation	2,500
Voting rights	Each Class A Ordinary Share carries one (1) vote per share, and each Class B Ordinary Share carries fifteen (15) votes per share on all matters submitted to shareholders for approval.
Common Class B [Member]
Ordinary shares, par value	$ 0.0001			$ 0.002	[1]
Share price post share consolidation	$ 0.002
IPO [Member]
Number of share issued			1,520,000
Number of share issued post share consolidation			76
Share price post share consolidation			$ 80,000
Share price			$ 4.00
Gross proceeds			$ 6,100,000
Net proceeds			$ 5,400,000
IPO [Member] | Common Stock [Member]
Ordinary shares, par value			$ 0.0001
Share price post share consolidation			$ 0.002
Over-Allotment Option [Member]
Number of share issued		228,000
Number of share issued post share consolidation		12
Share price post share consolidation		$ 80,000
Share price		$ 4.00
Gross proceeds		$ 900,000
Over-Allotment Option [Member] | Common Stock [Member]
Ordinary shares, par value		$ 0.0001
Over-Allotment Option [Member] | Ordinary Shares [Member]
Share price post share consolidation		$ 0.002

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).